Long-term debt	12 Months Ended
Dec. 31, 2020
Long-term debts
Long-term debt

14.    Long-term debt

As of December 31, 2020 and 2019, long-term debt consisted of the following:

Long-term debt

in € THOUS

	2020	2019

Amended 2012 Credit Agreement	1,162,342	1,901,372
Bonds	6,408,118	4,966,619
Convertible Bonds	—	399,939
Accounts Receivable Facility	—	379,570
Other	238,000	258,057
Long-term debt	7,808,460	7,905,557
Less current portion	(1,008,359)	(1,447,239)
Long-term debt, less current portion	6,800,101	6,458,318

The Company's long-term debt as of December 31, 2020, all of which ranks equally in rights of payment, are described as follows:

Amended 2012 credit agreement

The Company originally entered into a syndicated credit facility of $3,850,000  (€2,970,221) and a 5-year tenor (the "2012 Credit Agreement") on October 30, 2012. On November 26, 2014, the 2012 Credit Agreement was amended to increase the total credit facility to approximately $4,400,000  (€ 3,527,054) and extend the term for an additional two years until October 30, 2019 ("Amended 2012 Credit Agreement"). On July 11, 2017, the Company further amended and extended the Amended 2012 Credit Agreement. See “Amended 2012 Credit Agreement - Maximum amount available and balance outstanding” table below.

Interest on the credit facilities is floating at a rate equal to EURIBOR / LIBOR (as applicable) plus an applicable margin. The applicable margin is variable and depends on the Company's consolidated net leverage ratio, which is a ratio of its consolidated funded debt less cash and cash equivalents to consolidated EBITDA (as these terms are defined in the Amended 2012 Credit Agreement). At December 31, 2020 and 2019, the dollar-denominated tranches outstanding under the Amended 2012 Credit Agreement had a weighted average interest rate of 1.21% and 3.24%, respectively. At December 31, 2020 and 2019, the euro-denominated tranches had a weighted average interest rate of 0.88% and 0.93%, respectively.

The Amended 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries. Under certain circumstances these covenants limit indebtedness and restrict the creation of liens. Under the Amended 2012 Credit Agreement the Company is required to comply with a maximum consolidated net leverage ratio.

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at December 31, 2020 and 2019:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2020		2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€733,436	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,110,000	€904,572	$1,110,000	€904,572
EUR term loan 2017 / 2022	€259,000	€259,000	€259,000	€259,000
EUR term loan 2017 / 2020 (2)	€—	€—	€—	€—
		€2,497,008		€1,163,572

	Maximum amount available		Balance outstanding
	2019		2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355
(1)	Amounts shown are excluding debt issuance costs.
(2)	The EUR term loan 2017 / 2020 in the amount of €400,000 due on July 30, 2020, was repaid on May 29, 2020.

At December 31, 2020 and 2019, the Company had letters of credit outstanding in the amount of $ 1,087 and $1,135 (€886 and €1,010), respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the applicable revolving credit facility.

Bonds

At December 31, 2020 and 2019, the Company’s bonds consisted of the following:

Bonds

in THOUS

	Face			Book value	Book value
Issuer/Transaction	amount	Maturity	Coupon	2020 in €	2019 in €
FMC US Finance II, Inc. 2014	$500,000	October 15, 2020 (1)	4.125%	—	444,507
FMC US Finance, Inc. 2011	$650,000	February 15, 2021 (2)	5.75%	529,509	577,069
FMC Finance VII S.A. 2011	€300,000	February 15, 2021 (2)	5.250%	299,961	299,498
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	569,987	622,135
Fresenius Medical Care AG & Co. KGaA, 2019	€650,000	November 29, 2023	0.25%	647,719	646,936
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	324,725	354,338
Fresenius Medical Care AG & Co. KGaA, 2018	€500,000	July 11, 2025	1.50%	496,841	496,138
Fresenius Medical Care AG & Co. KGaA, 2020	€500,000	May 29, 2026	1.00%	495,598	—
Fresenius Medical Care AG & Co. KGaA, 2019	€600,000	November 30, 2026	0.625%	594,196	593,216
FMC US Finance III, Inc. 2019	$500,000	June 15, 2029	3.75%	399,753	435,673
Fresenius Medical Care AG & Co. KGaA, 2019	€500,000	November 29, 2029	1.25%	497,138	497,109
Fresenius Medical Care AG & Co. KGaA, 2020	€750,000	May 29, 2030	1.50%	745,454	—
FMC US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	807,237	—
				6,408,118	4,966,619
(1)	Redeemed prior to maturity on July 17, 2020
(2)	For further information on the repayment of these bonds, see note 27.

All bonds issued by entities other than Fresenius Medical Care AG & Co. KGaA are guaranteed by the Company and by FMCH, while bonds issued by Fresenius Medical Care AG & Co. KGaA are guaranteed by FMCH. All bonds may be redeemed at the option of the respective issuers at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of our bonds have the right to request that the issuers repurchase the bonds at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective bonds.

The Company has agreed to a number of covenants to provide protection to the bond holders which, under certain circumstances and with certain exceptions for the bonds issued since 2018, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. The limitation on incurrence of debt in the bonds issued before 2018 was suspended automatically as the rating of the respective bonds reached investment grade status. At December 31, 2020, the Company was in compliance with all of its covenants under the bonds.

Since 2018, bonds can be issued with different maturities under the Company's €10,000,000 Debt Issuance Program ("Debt Issuance Program"). On May 29, 2020, the Company issued bonds in two tranches with an aggregate principal amount of €1,250,000 under the Debt Issuance Program:

•	bonds of €500,000 with a maturity of 6 years and a coupon of 1.000%, and
•	bonds of €750,000 with a maturity of 10 years and a coupon of 1.500%

On September 16, 2020, Fresenius Medical Care US Finance III, Inc. issued bonds with a volume of $1,000,000 (€842,531). The bonds have a maturity of 10 years and 5 months and a coupon of 2.375%. The proceeds of both the euro and the U.S. dollar issuances were used for general corporate purposes and the refinancing of existing liabilities.

The bonds issued by Fresenius Medical Care US Finance II, Inc. in the amount of $500,000 (€392,557 as of the date of issuance on October 29, 2014) originally due on October 15, 2020, were redeemed prior to maturity on July 17, 2020.

Convertible bonds

On September 19, 2014, the Company issued €400,000 principal amount of equity-neutral convertible bonds with a coupon of 1.125%. The bonds were issued at par and repaid as planned on January 31, 2020. In November 2019, the conversion feature expired and no conversions occurred. The call options on its shares that the Company purchased in 2014 to fully offset the economic exposure from the conversion feature also expired in November 2019.

Accounts Receivable Facility

The Company refinanced the Accounts Receivable Facility on December 20, 2018 increasing the facility to $900,000 (€785,958) and extending it until December 20, 2021.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2020 and December 31, 2019:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2020 (1)		2020 (2)

Accounts Receivable Facility	$900,000	€733,437	$—	€—

	Maximum amount available		Balance outstanding
	2019 (1)		2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

At December 31, 2020, the Company is not currently utilizing the Accounts Receivable Facility and the principal cash flows related to bank investors' initial investments have been returned.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,522 at December 31, 2020 and $23,460 at December 31, 2019 (€10,205 and €20,883, respectively). These letters of credit are not included above as part of the balance outstanding at December 31, 2020 and 2019; however, they reduce available borrowings under the Accounts Receivable Facility.

Under the Accounts Receivable Facility, certain receivables are sold to NMC Funding Corporation ("NMC Funding"), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors (and their conduit affiliates). Under the terms of the Accounts Receivable Facility, NMC Funding retains the rights in the underlying cash flows of the transferred receivables. Interest is remitted to the bank investors at the end of each tranche period, however, the principal cash flows are continuously reinvested to purchase additional interests in the receivables. Furthermore, NMC Funding retains significant risks and rewards in the receivables as the percentage ownership interest assigned requires the Company to retain first loss risk in those receivables, and the Company can, at any time, recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's consolidated balance sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. At December 31, 2019, the average interest rate paid was 1.98%. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2020 and 2019, in conjunction with certain acquisitions and investments, the Company had fixed payments outstanding for acquisitions totaling approximately €33,562 and €27,611, respectively, of which €23,202 and €12,456, respectively, were classified as the current portion of long-term debt.